Financial instruments and risk management - Credit risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 181,205
Amount of credit to customers guaranteed by credit insurance	$ 262,500
Weighted average duration of invetsment in debt instruments	2 years 10 months 24 days
AA- to AAA
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 59,185
A- to A+
Disclosure of credit risk exposure [line items]
Total Outstanding	64,224
BBB- to BBB+
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 57,796